Cash and cash equivalent (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash at bank and in hand	€ 1,510.3	€ 1,867.3
Cash equivalents	2,128.3	1,322.4
TOTAL CASH AND CASH EQUIVALENTS	3,638.6	3,189.7	€ 3,563.6	€ 3,669.6
U.S. dollar [Member]
Cash and cash equivalents [abstract]
TOTAL CASH AND CASH EQUIVALENTS	1,654.2	1,231.5
Euro [Member]
Cash and cash equivalents [abstract]
TOTAL CASH AND CASH EQUIVALENTS	1,441.0	1,305.4
Chinese yuan [Member]
Cash and cash equivalents [abstract]
TOTAL CASH AND CASH EQUIVALENTS	213.1	299.9
Malaysian ringgit [Member]
Cash and cash equivalents [abstract]
TOTAL CASH AND CASH EQUIVALENTS	46.7	93.2
Azerbaijani manat [Member]
Cash and cash equivalents [abstract]
TOTAL CASH AND CASH EQUIVALENTS	37.1	32.6
Japanese yen [Member]
Cash and cash equivalents [abstract]
TOTAL CASH AND CASH EQUIVALENTS	31.0	28.8
Russian ruble [Member]
Cash and cash equivalents [abstract]
TOTAL CASH AND CASH EQUIVALENTS	28.8	30.7
Pound sterling [Member]
Cash and cash equivalents [abstract]
TOTAL CASH AND CASH EQUIVALENTS	27.0	43.0
Vietnamese dong [Member]
Cash and cash equivalents [abstract]
TOTAL CASH AND CASH EQUIVALENTS	23.9	20.3
Mexican peso [Member]
Cash and cash equivalents [abstract]
TOTAL CASH AND CASH EQUIVALENTS	19.1	3.8
Indian rupee [Member]
Cash and cash equivalents [abstract]
TOTAL CASH AND CASH EQUIVALENTS	16.4	7.2
Norwegian krone [Member]
Cash and cash equivalents [abstract]
TOTAL CASH AND CASH EQUIVALENTS	15.5	15.0
Singapore dollar [Member]
Cash and cash equivalents [abstract]
TOTAL CASH AND CASH EQUIVALENTS	14.5	3.8
Trinidad and Tobago dollar [Member]
Cash and cash equivalents [abstract]
TOTAL CASH AND CASH EQUIVALENTS	12.4	14.3
Australian dollar [Member]
Cash and cash equivalents [abstract]
TOTAL CASH AND CASH EQUIVALENTS	10.9	21.7
Kuwaiti Dinar [Member]
Cash and cash equivalents [abstract]
TOTAL CASH AND CASH EQUIVALENTS	10.3	8.2
Other (less than euros in 10 million individually) [Member]
Cash and cash equivalents [abstract]
TOTAL CASH AND CASH EQUIVALENTS	€ 36.7	€ 30.3